Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 3 - Accounts receivable, net

Accounts receivable comprised the following at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Accounts receivable	$591,334	$3,020,898
Other receivables	-	36,244
Total	591,334	3,057,142
Allowance for doubtful accounts	(301,393)	(285,699)
	$289,941	$2,771,443